Note 10 - Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Litigation settlement and related costs	$ 9,278	$ 16,310
Compensation and benefits	4,214	4,053
Bank and payment processing expenses	5,977	3,118
Data processing	2,806	2,632
Other	3,597	4,209
Accrued expenses	$ 25,872	$ 30,322